Subsequent Events (Details) - USD ($)				1 Months Ended	6 Months Ended
		Jul. 20, 2026	Mar. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 08, 2026	Mar. 20, 2026	Dec. 31, 2025
Forecast [Member]
Subsequent Events [Line Items]
Authorized share capital						$ 2,720,000,000
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares, par value						$ 0.32
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares, par value						$ 0.0001
Subsequent Event [Member] | Kerui Enterprise Limited [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 103,200
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized	[1]			1,046,875				1,046,875
Ordinary shares, par value	[1]			$ 0.32				$ 0.32
Class A Ordinary Shares [Member] | Sales Agreement [Member]
Subsequent Events [Line Items]
Shares sold			196,246,521
Net proceeds			$ 21,150,000
Sales agent fees			$ 2,138,887.26
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized						8,000,000,000
Ordinary shares, par value						$ 0.32
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized	[1]			46,875				46,875
Ordinary shares, par value	[1]			$ 0.32				$ 0.32
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized						500,000,000
Ordinary shares, par value						$ 0.32
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Kerui Enterprise Limited [Member]
Subsequent Events [Line Items]
Shares issued		40,000
Purchase price		$ 2.58
Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital							$ 350,000
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Authorized share capital						$ 350,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares sold				196,246,521
Ordinary shares	[2]				625
Net proceeds				$ 21,150,000
Sales agent fees				$ 2,138,887.26
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Sales Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares			981,261
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized						1,046,875
Ordinary shares, par value						$ 0.32
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized						46,875
Ordinary shares, par value						$ 0.32
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | Kerui Enterprise Limited [Member]
Subsequent Events [Line Items]
Shares sold		40,000

[1]	The shares are presented on a retrospective basis to give effect to the 1-for-200 share consolidation of the Company’s authorized and issued ordinary shares effective July 6, 2026, following the 1-for-16 share consolidation of the Company’s authorized and issued ordinary shares effective April 6, 2026.
[2]	The numbers of shares are presented on a retrospective basis to be adjusted to reflect the 1-for-16 share consolidation effective April 6, 2026 and the subsequent 1-for-200 share consolidation effective July 6, 2026.